10 FAIR VALUE MEASUREMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

The group’s financial instruments consist primarily of cash and cash equivalent, accounts receivable, accounts payable, contingent consideration liability and accrued liabilities. The carrying amounts of accounts receivable, accounts payable, cash and cash equivalents and accrued liabilities are considered to be the same as their fair value, due to their short-term nature.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The current accounting guidance for fair value measurements defines a three-level valuation hierarchy for disclosures as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; and
•	Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability’s classification within the hierarchy is determined based upon the lowest level input that is significant to the fair value measurement.

The following table sets forth the financial assets, measured at fair value, by level within the fair value hierarchy as of September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016

Level 3
Contingent consideration	$5,346,688	$5,266,488

The following table presents the change in level 3 instruments:

	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017

Opening balance	5,346,688	5,266,488
Additions during the period	$-	$1,200,000
Paid/settlements	-	(719,800)
Total gains recognized in Statement of Operations	-	(400,000)
Closing balance	5,346,688	5,346,688

Contingent consideration pertaining to the acquisitions referred to in note 3 above as of September 30, 2017 has been classified under level 3 as the fair valuation of such contingent consideration has been done using one or more of the significant inputs which are not based on observable market data.

The fair value of the contingent consideration was estimated using a discounted cash flow technique with significant inputs that are not observable in the market. The significant inputs not supported by market activity included our probability assessments of expected future cash flows related to the acquisitions during the earn-out period, appropriately discounted considering the uncertainties associated with the obligation, and calculated in accordance with the respective terms of the share purchase agreements.

The amount of total gains/(losses) included in our Statement of Operations and Comprehensive Income/(Loss) is attributable to change in fair value of contingent consideration arising from the acquisition of Ameri Arizona were $400,000 and $0 for the nine months ended September 30, 2017 and the year ended December 31, 2016, respectively.

We utilize the following valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; and

•	Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability's classification within the hierarchy is determined based upon the lowest level input that is significant to the fair value measurement.

As of both December 31, 2016 and December 31, 2015 we had no financial assets and liabilities required to be measured on a recurring basis.

No financial instruments were transferred into or out of Level 3 classification during the twelve-month period ended December 31, 2016 and 2015.